Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Total assets	€ 1,440,000	€ 1,391,000	€ 1,317,000
Total assets
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	148,650	132,741
Financial assets at fair value through profit or loss	519,960	545,895
Financial assets at fair value through other comprehensive income	43,644	42,090
Loans at amortized cost	478,214	483,897
Other	249,405	186,409
Total assets	1,439,873	1,391,033
Restricted assets
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	49	31
Financial assets at fair value through profit or loss	74,127	62,615
Financial assets at fair value through other comprehensive income	12,663	5,969
Loans at amortized cost	38,440	41,942
Other	10,103	3,206
Total assets	€ 135,382	€ 113,762